Restatement of the March 31, 2023 Financial Statements (Tables)	12 Months Ended
Mar. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections and prior period adjustments
The following table presents the adjustments resulting from the correction of the error, the previously reported amounts and the restated amounts, by each financial statement line item and the per-share amounts affected, for the year ended March 31, 2023.

	March 31, 2023
(in millions)	As Previously Reported	Adjustments	As Restated
Consolidated Statement of Operations
Gain on sale of MUFG Union Bank (Note 2)	¥557,954	¥(208,512)	¥349,442
Total Non-interest income	1,695,422	(208,512)	1,486,910
Income (loss) before income tax expense (benefit)	656,734	(208,512)	448,222
Income tax expense (benefit) (Note 8)	26,413	14,761	41,174
Net income (loss) before attribution of noncontrolling interests	630,321	(223,273)	407,048
Net income (loss) attributable to Mitsubishi UFJ Financial Group	599,908	(223,273)	376,635
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	599,908	(223,273)	376,635
Earnings (loss) per common share applicable to common shareholders of Mitsubishi UFJ Financial Group (Notes 19 and 22):
Basic earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	¥48.70	¥(18.12)	¥30.58
Diluted earnings (loss) per common share—Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group	48.39	(18.13)	30.26

Consolidated Statement of Comprehensive Income
Net income (loss) before attribution of noncontrolling interests	¥630,321	¥(223,273)	¥407,048
Other comprehensive income, net of tax (Note 20):
Net unrealized gains (losses) on investment securities	(220,772)	17,817	(202,955)
Net unrealized losses on derivatives qualifying for cash flow hedges	5,398	(10,515)	(5,117)
Defined benefit plans (Note 13)	7,262	(27,593)	(20,331)
Total Other comprehensive income, net of tax (Note 20)	657,399	(20,291)	637,108
Comprehensive income	1,287,720	(243,564)	1,044,156
Comprehensive income attributable to Mitsubishi UFJ Financial Group	1,237,358	(243,564)	993,794

Consolidated Statement of Equity
Unappropriated retained earnings (Note 19):
Net income (loss) attributable to Mitsubishi UFJ Financial Group	¥599,908	¥(223,273)	¥376,635
Elimination of the difference in reporting periods of the transferred business (Note 2)	(223,273)	223,273	—
Accumulated other comprehensive income (loss), net of taxes:
Net change during the fiscal year	637,450	(20,291)	617,159
Elimination of the difference in reporting periods of the transferred business (Note 2)	(20,291)	20,291	—

Consolidated Statement of Cash Flows
Cash flows from operating activities:
Net income (loss) before attribution of noncontrolling interests	¥630,321	¥(223,273)	¥407,048
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Gain on sale of MUFG Union Bank (Note 2)	(557,954)	208,512	(349,442)
Provision (benefit) for deferred income tax expense	(427,776)	17,501	(410,275)
Other—net	874,791	(2,740)	872,051